Income Taxes - Provision (benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Current:
U.S. Federal						$ 144
State						49
Foreign					501	276
Total current Taxes					501	469
Deferred Income Tax Expense (Benefit), Continuing Operations
U.S. Federal					850	1,291
State					100	84
Foreign					3,909	1,114
Total deferred taxes					4,859	2,489
Provision (benefit) for income taxes	$ 2,349	$ 686	$ 3,876	$ 2,372	$ 5,360	$ 2,958